Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary Of Financial Assets Measured At Fair Value On A Recurring Bases
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring bases as of June 30, 2021 and December 31, 2020:

	As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$783,108	$—	$—	$783,108

Total cash equivalents	$783,108	$—	$—	$783,108

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$387,464	$—	$—	$387,464

Total cash equivalents	$387,464	$—	$—	$387,464

The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring bases as of December 31, 2020 and 2019:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$387,464	$—	$—	$387,464
U.S. government securities	—	—	—	—

Total cash equivalents	$387,464	$—	$—	$387,464

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$196,519	$—	$—	$196,519
U.S. government securities	—	50,002	—	50,002

Total cash equivalents	$196,519	$50,002	$—	$246,521

Short-term investments:
U.S. government securities	—	349,958	—	349,958

Total short-term investments	$—	$349,958	$—	$349,958

Reinvent Technology Partners Y [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of assets that are measured at fair value on a recurring basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$977,543,775	$—	$—
Liabilities:
Derivative warrant liabilities – public warrants	$22,008,700	$—	$—
Derivative warrant liabilities – private warrants	$—	$—	$16,905,970

Summary of fair value measurement inputs and valuation techniques
T
he following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of June 30, 2021
Stock price	$9.89
Volatility	22.8%
Expected life of the options to convert	6.21
Risk-free rate	1.07%
Dividend yield	—

Summary of fair value of the derivative warrant liabilities
The change in the fair value of the Level 3 derivative warrant liabilities for three months ended June 30, 2021 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at December 31, 2020	$—	$—	$—
Issuance of derivative warrant liabilities	19,769,110	15,391,590	35,160,700
Transfer of Public Warrants to Level 1	(22,008,700)	—	(22,008,700)
Change in fair value of derivative warrant liabilities	2,239,590	1,514,380	3,753,970

Derivative warrant liabilities at June 30, 2021	$—	$16,905,970	$16,905,970